Operating Segments (Details) - Schedule of Segment Assets	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Segment Assets [Line Items]
Assets	RM 267,931,412	$ 56,798,822	RM 118,047,637	$ 25,722,362
Operating Segments [Member]
Schedule of Segment Assets [Line Items]
Assets	267,931,412	56,798,822	118,047,637
Operating Segments [Member] | Business strategy consultancy [Member]
Schedule of Segment Assets [Line Items]
Assets	217,846,586	46,181,332	56,519,511
Operating Segments [Member] | Technology development, solutions and consultancy [Member]
Schedule of Segment Assets [Line Items]
Assets	34,137,918	7,236,903	15,496,175
Operating Segments [Member] | Interest income [Member]
Schedule of Segment Assets [Line Items]
Assets	13,216,039	2,801,670	38,007,733
Operating Segments [Member] | Investments and others [Member]
Schedule of Segment Assets [Line Items]
Assets	2,730,869	578,917	8,024,218
Unallocated assets [Member]
Schedule of Segment Assets [Line Items]
Assets